[COLONIAL LOGO]


--------------------------------------------------------------------------------

                                    COLONIAL

                                   MUNICIPAL

                                  MONEY MARKET

                                      FUND

--------------------------------------------------------------------------------

                               SEMIANNUAL REPORT

                               DECEMBER 31, 1996






                     Not FDIC-              May lose value
                     Insured                No bank guarantee

                Colonial Municipal Money Market Fund Highlights
                        July 1, 1996 - December 31, 1996

Investment Objective: Colonial Municipal Money Market Fund seeks maximum current income exempt from Federal income tax by investing principally in a diversified portfolio of short-term municipal securities.

Strategy: The Fund pursues its objective by investing in the Stein Roe & Farnham Municipal Money Market Portfolio, which invests primarily in variable rate demand notes, commercial paper and other short-term, tax-exempt securities.

Portfolio Manager Commentary: "Although yields remained in a narrow range during the second half of the year, we were able to take advantage of periods of rising interest rates in the third quarter. We accomplished this by investing primarily in daily and weekly variable rate demand notes; the Fund has limited exposure to securities with maturities longer than 90 days. We believe this relatively market neutral position will enable us to respond quickly to changes in interest rates. We'll continue to look for
opportunities to purchase securities at attractive yields."   Ronnie Wallace

                Colonial Municipal Money Market Fund Performance

                                                     Class A          Class B
Inception dates                                      6/16/87          5/5/92
--------------------------------------------------------------------------------
Distributions declared per share                     $0.015           $0.011
--------------------------------------------------------------------------------
Seven-day yields on 12/31/96                          3.310%           2.334%
--------------------------------------------------------------------------------
Seven-day tax-equivalent yields on 12/31/96*          5.480%           3.864%
--------------------------------------------------------------------------------
30-day yields on 12/31/96                             3.032%           2.052%



Portfolio Breakdown**
(as of 12/31/96)

Variable Rate Notes..........       65.2%
Other Tax Exempts............        8.4%
Commercial Paper.............        8.4%
Tax-Exempt Bonds.............        6.4%
Put Bonds....................        5.5%
Revenue Anticipation Notes...        4.0%
Tax Anticipation Notes.......        2.1%



Portfolio Maturity**
(as of 12/31/96)

  0-29 days..................       66.2%
  30-59 days.................        7.9%
  60-89 days.................        2.4%
  90-179 days................        5.3%
  180-375 days...............       18.2%

*Taxable-equivalent yields are based on the 39.6% federal income tax rate. **Portfolio breakdown and maturity weightings are calculated as a percentage of the total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the portfolio will continue to hold or invest in these securities in the future.

An investment in the Fund is not insured or guaranteed by the U.S. Government. There can be no assurance that the $1.00 net asset value per share will be maintained.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

I am pleased to present your Fund's semiannual report for the six months ended December 31, 1996. This report reflects on the investment environment of the past six months and on the performance of your Fund.

Long-term interest rates were rising during most of the period, having a negative effect on fixed income investments. However, with recent statistics suggesting an easing pace of economic activity and a continued benign inflation outlook, we are hopeful that bond market volatility will be somewhat reduced in the months ahead.

There was some good news for the tax-exempt sector. Low supply and strong retail market support enabled municipal bonds to outperform Treasury bonds for much of the period. The post-election conditions should promote a period of stability for the tax-exempt market as the flat tax initiative is now a receding memory.

In the domestic stock market, generally favorable conditions prevailed in 1996, until July, when a price-based correction took place. Since then, the market has rebounded nicely with the Dow Jones Industrial Average setting several new records. Internationally, the Tiger countries of the Pacific Rim continue to offer a good combination of growth and value. In the European markets, short-term interest rates continue to be much lower than long-term rates. We expect these conditions to prevail until we see an increase in economic activity.

Our economic expectations include growth continuing at a slower, but more sustainable rate, and our outlook for 1997 is relatively bright.

The following report will provide you with specific information on your Fund's performance as well as an in-depth discussion with your portfolio manager. As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
February 10, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.

                           SR&F MUNICIPAL MONEY MARKET
                                    PORTFOLIO
                              INVESTMENT PORTFOLIO
                  DECEMBER 31, 1996 (UNAUDITED, IN THOUSANDS)

  MUNICIPAL SECURITIES - (102.2%)                         PAR         VALUE
  ------------------------------------------------------------------------------
  ALABAMA (4.1%)
* Alabama I.D.A. Solid Waste Disposal Revenues
   (Pine City Fiber Company L.O.C. Barclays
   Bank Plc) V.R.D.B. 4.300%                           $      5,750  $    5,750

  .............................................................................
  ARIZONA (2.4%)
* Coconino P.C.R.(Tuscon Power
   L.O.C. Canadian Imperial Bank
   of Commerce) V.R.D.B. 4.300%                               2,200       2,200
* Maricopa County I.D.A. Series D
   (Vista Ventana Apartments Project gtd. by
   Federal National Mortgage Association Securities)
   V.R.D.B. 4.350%                                            1,200       1,200
                                                                    -----------
                                                                          3,400
                                                                    -----------

  ..............................................................................
  ARKANSAS (4.5%)
* Clark County Solid Waste Disposal Revenue
   (Reynolds Metals Co. L.O.C. Sun Trust Company Bank)
   V.R.D.B. 4.200%                                            3,000       3,000
  Paragould Sales Tax Revenue (AMBAC Insured)
   4.750% 7/01/97                                               550         552
* Pulaski County Public Facilities Board
   (Chenel Park Apartments Project L.O.C. PNC
   Bank, Kentucky) V.R.D.B. 4.350%                            2,750       2,750
                                                                    -----------
                                                                          6,302
                                                                    -----------

  ..............................................................................
  CALIFORNIA (7.8%)
  California School Cash Reserve Program
   Authority Pool Series A 4.750% 7/02/97                     2,000       2,008
  California State R.A.N.
   Series A 4.500% 6/30/97                                    5,825       5,842
  California Statewide Community Development
   Authority T.R.A.N. 4.750% 6/30/97                          1,000       1,003
  Los Angeles School District T.R.A.N.
   Series 96-97 4.500% 6/30/97                                1,000       1,003
  South Coast California Local Education Agencies
   Pooled T.R.A.N. Series 1996A 4.750% 6/30/97                1,090       1,094
                                                                    -----------
                                                                         10,950
                                                                    -----------

                     Investment Portfolio/December 31, 1996
  ------------------------------------------------------------------------------
  COLORADO (0.7%)
  Araphoe County School District No. 5 T.A.N.
   (Cherry Creek) 4.500% 6/30/97                       $      1,000  $    1,003

  ..............................................................................
  DISTRICT OF COLUMBIA (0.8%)
  District of Columbia Revenue Series 1985
   (American University L.O.C. National
   Westminister Bank) V.R.D.B. 4.150%                         1,100       1,100

  ..............................................................................
  FLORIDA (2.1%)
* Collier County Housing Financial Authority
   (Saxon Manor Isles L.O.C. PNC Bank of
   Kentucky) V.R.D.B. 4.000%                                  2,000       2,000
  St. Lucie County P.C.R. (Florida
   Power and Light)
   3.450% Mandatory Put 3/06/97                               1,000       1,000
                                                                    -----------
                                                                          3,000
                                                                    -----------

  .............................................................................
  GEORGIA (2.1%)
* Development Authority of Gwinnett County I.D.R.
   (Price Companies, Inc. L.O.C. NationsBank)
   V.R.D.B. 4.300%                                            3,000       3,000

  .............................................................................
  IDAHO (1.4%)
  Idaho T.A.N.  Series 1996 4.500% 6/30/97                    2,000       2,006

  .............................................................................
  ILLINOIS  (8.8%)
  City of Chicago G.O. (L.O.C. LandesBank Hessen)
   3.100% Mandatory Put 2/04/97                               2,000       2,000
* Illinois Development Finance Authority
   (River Oaks Project) (L.O.C. Credit Suisse)
   V.R.D.B. 4.100%                                            1,000       1,000
* Illinois Development Finance Authority
   Sewage Facilities Revenue (Nutrasweet Co.
   Project gtd. by Monsanto Co.) V.R.D.B. 4.400%              4,100       4,100
  Illinois Health Facilities Authority Revenue
   (University of Chicago Hospital) 3.750%
   Mandatory Put  1/30/97                                     3,000       3,000
  Illinois Sales Tax Revenue Series C (Escrowed in
   U.S. Treasury Securities)(pre-refunded to 6/15/97)
   6.875%                                                       215         222
* Illinois Student Assistance Student Loan Revenue
   Series 1996 A (L.O.C. Bank of America)
   V.R.D.B. 4.300%                                            2,000       2,000
* Southwestern Illinois Development Authority
   (Wood River Project) (Shell Oil Co.)
   V.R.D.B. 5.050%                                              100         100
                                                                    -----------
                                                                         12,422
                                                                    -----------

                     Investment Portfolio/December 31, 1996
  ------------------------------------------------------------------------------
  MUNICIPAL SECURITIES - CONT.                            PAR         VALUE
  ------------------------------------------------------------------------------
  INDIANA (5.3%)
  Fort Wayne Hospital Authority Revenue (Parkview
   Memorial Hospital L.O.C. Bank of America.) V.R.D.B.:
   4.150% Series B                                     $      1,000  $    1,000
   4.150% Series C                                            1,000       1,000
* Franklin Economic Development Revenue
   Refunding (L.O.C. Federal Home Loan Bank,
   Indianapolis) V.R.D.B. 4.2500%                             2,927       2,927
  Gary Enviromental Improvement Revenue (U.S.
   Steel L.O.C. Bank of Nova Scotia)
   V.R.D.B. 3.700%                                              500         500
* LaPorte County Economic Development Revenue
   (Woodland Project L.O.C. Federal Home Loan
   Bank, Indianapolis) V.R.D.B. 4.250%                        2,000       2,000
                                                                    -----------
                                                                          7,427
                                                                    -----------

  .............................................................................
  IOWA (1.6%)
  Iowa School Corporations Warrant Certificates
   Series 1996-97 B  (FSA Insured)
   4.250%  1/30/97                                            1,000       1,001
  Iowa Higher Education Loan Authority Revenue
   Refunding Series 1996(Private College Facilities)
   (MBIA Insured) 4.250% 8/01/97                                600         602
  Muscatine County Iowa P.C.R.
   (Monsanto Co. Project) V.R.D.B. 4.200%                       600         600
                                                                    -----------
                                                                          2,203
                                                                    -----------

  .............................................................................
  KENTUCKY (4.9%)
* Covington I.D.R. Series 1991 (White Castle
   Distributing L.O.C. Bank One, Columbus)
   V.R.D.B. 4.300%                                            3,980       3,980
* Pulaski County Solid Waste Development
   (Eastern Kentucky Power gtd. by National
   Rural Utilities Cooperative Finance Corp.)
   3.700% Optional put 2/15/97                                1,000       1,000
* Shelby County Industrial Building Revenue
   (Roll Form Corp. L.O.C. Bank One of Kentucky)
   V.R.D.B. 4.300%                                            2,000       2,000
                                                                    -----------
                                                                          6,980
                                                                    -----------
--------------------------------------------------------------------------------

LOUISIANA (1.9%)
Lake Charles Harbor & Terminal District P.C.R.
 (Conoco Inc. gtd by E.I. Dupont)

                           Investment Portfolio/December 31, 1996
 ...............................................................................

   V.R.D.B. 4.300%                                     $      2,600  $    2,600
* Parish of St. Charles P.C.R. Series 1991
   (Shell Oil Co.) V.R.D.B. 5.050%                              100         100
                                                                    -----------
                                                                          2,700
                                                                    -----------

  .............................................................................
  MARYLAND (3.3%)
* Ann Arundel County E.D.R. (Baltimore
   Gas and Electric Company):
   3.450%  Mandatory Put 2/14/97                              1,100       1,100
   3.650%  Mandatory Put 2/27/97                              1,000       1,000
   3.450%  Mandatory Put 3/20/97                              1,500       1,500
   3.500%  Mandatory Put 3/27/97                              1,000       1,000
                                                                    -----------
                                                                          4,600
                                                                    -----------

  .............................................................................
  MASSACHUSETTS (0.2%)
  Massachusetts State Industrial Finance
   Agency Revenue Series A (Babson College)
   (MBIA Insured) 3.750% 10/01/97                               250         250

  .............................................................................
  MICHIGAN (2.1%)
  Michigan Job Development Authority P.C.R.
   Series 1985 (Mazda Motor Manufacturing
   USA Corp. L.O.C. Sumitomo Bank, Ltd.)
   V.R.D.B. 4.250%                                            3,000       3,000

  .............................................................................
  MINNESOTA (0.7%)
* Minnesota Housing Finance Authority Single
   Family Mortgage Series J 3.650% Mandatory
   Put 12/11/97                                               1,000       1,000

  .............................................................................
  MISSISSIPPI (0.2%)
* Mississippi State University Educational Building
   Corporation Revenue (MBIA Insured)
   3.700% 8/01/97                                               350         350

  .............................................................................
  MISSOURI (3.7%)
* Jefferson County I.D.A. Revenue Series A
   (GHF Holdings L.O.C. Bank One, Indianapolis)
   V.R.D.B. 4.300%                                            4,185       4,185
  St. Louis T.R.A.N.
   4.750% 6/30/97                                             1,000       1,004
                                                                    -----------
                                                                          5,189
                                                                    -----------

                           Investment Portfolio/December 31, 1996
  ------------------------------------------------------------------------------
  MUNICIPAL SECURITIES - CONT.                            PAR         VALUE
  ------------------------------------------------------------------------------
  NEW HAMPSHIRE (4.6%)
* New Hampshire Industrial Development P.C.R.
   (New England Power Co.)
    3.750% Mandatory Put 2/25/97                       $      1,450  $    1,450
    3.600% Mandatory Put 4/01/97                              1,500       1,500
    3.600% Mandatory Put 4/10/97                              1,500       1,500
    3.600% Mandatory Put 5/09/97                              2,000       2,000
                                                                    -----------
                                                                          6,450
                                                                    -----------

  ..............................................................................
  NORTH DAKOTA (0.7%)
* Mercer County Solid Waste Disposal Series
   1993 U (gtd. by National Rural Utilities
   Cooperative Finance Corp.) 3.550%
   Optional Put 6/01/97                                       1,000       1,000

  .............................................................................
  OHIO (1.5%)
  Columbus Ohio G.O. Series
   V.R.D.B. 4.000%                                              200         200
  Cuyahoga County Hospital Revenue
   (University Hospital Health) (MBIA Insured)
   6.500% 1/15/97                                             1,520       1,522
  Ohio Enviromental Improvement Revenue
   (U.S. Steel L.O.C. Pittsburgh National Bank)
   V.R.D.B. 3.850%                                              400         400
                                                                    -----------
                                                                          2,122
                                                                    -----------

  .............................................................................
  OKLAHOMA (1.1%)
  Lawton Water Authority Sales Tax & Utility
   System Revenue (AMBAC Insured)
   5.375% 7/01/97                                             1,585       1,598

  .............................................................................
  OREGON (0.3%)
  Eugene Oregon Electric Utilities Revenue
   (FSA Insured) 4.000% 8/01/97                                 420         421

  .............................................................................
  PENNSYLVANIA (3.2%)
* Pennsylvania Housing Finance Authority Single
   Family Mortgage Series 1991-31-A 6.300% 4/01/97              750         754
  Philadelphia Redevelopment Authority Notes
   Series 96 (Southwark Plaza Project)
   (FGIC Insured) 3.850% 12/30/97                             1,500       1,500
  Quakertown General Authority Revenue Series A
   (L.O.C. PNC Bank) V.R.D.B. 3.150%                          2,200       2,200
                                                                    -----------
                                                                          4,454
                                                                    -----------

                           Investment Portfolio/December 31, 1996
  ------------------------------------------------------------------------------
  SOUTH CAROLINA (2.7%)
  Columbia Water and Sewer Revenue
   6.000% 2/01/97                                      $        825  $      826
* South Carolina Economic Development Authority
   Hospital Facilities Revenue (Specialty Equipment
   Companies L.O.C. Barclays Bank, NY)
   V.R.D.B. 4.300%                                            3,000       3,000
                                                                    -----------
                                                                          3,826
                                                                    -----------

  ..............................................................................
  TENNESSEE (2.8%)
* McMinn County Industrial Development Board
   I.D.R. (Creative Fabrication Corp.)
   (L.O.C. NBD Bank) V.R.D.B. 4.400%                          4,000       4,000

  ..............................................................................
  TEXAS (10.2%)
* Harris County Industrial Development Corp. I.D.R.
   (Precision General Project L.O.C. Morgan
   Guaranty) V.R.D.B. 4.300%                                  2,060       2,060
* North Texas Higher Education Authority Texas
   Student Loan Revenue Refunding Series A
   (L.O.C. Student Loan Marketing Association)
   V.R.D.B. 4.250%                                            1,100       1,100
* Port Corpus Christi Industrial Development
   Corp., Sewer & Solid Waste (Citgo Petroleum
   Corp. Project Inc. L.O.C. Banque National
   de Paris) V.R.D.B. 5.100%                                    300         300
* Robertson County Industrial Development Corp.
   (Sanderson Farms Inc. Project) Series 1995
   (L.O.C. Harris Trust and Savings Bank)
   V.R.D.B. 4.300%                                            1,900       1,900
* San Antonio Airport Lease Special Project
   Revenue (Hedrick Beechcraft, Inc. gtd. by
   Raytheon Co.) V.R.D.B. 4.300%                              4,000       4,000
  Texas  State T.R.A.N. Series 1996
   4.750% 8/29/97                                             5,000       5,025
                                                                    -----------
                                                                         14,385
                                                                    -----------

  .............................................................................
  VERMONT (1.8%)
* Vermont I.D.R. (Rye Gate Project L.O.C.
   ABN AMRO Bank N.V.) V.R.D.B. 4.150%                        2,500       2,500

                           Investment Portfolio/December 31, 1996
  ------------------------------------------------------------------------------
  MUNICIPAL SECURITIES - CONT.                            PAR         VALUE
  ------------------------------------------------------------------------------
  WASHINGTON (2.2%)
* Yakima County Public Corp I.D.R. (John I.
   Haas Inc. Project L.O.C. Bayerische
   Vereinsbank AG)
   V.R.D.B. 4.400%                                     $      3,150  $    3,150

  .............................................................................
  WISCONSIN (12.5%)
* Carlton P.C.R. Series 1988 (Wisconsin
   Power and Light) V.R.D.B. 4.250%                           6,500       6,500
* Fond Du Lac I.D.R. (Brenner Tank Inc. L.O.C.
   Bank One, Milwaukee) V.R.D.B. 4.300%                       3,400       3,400
* Holland I.D.R. (White Clover Daily Inc. L.O.C.
   Bank One, Milwaukee) V.R.D.B. 4.300%                       2,760       2,760
* Kenosha I.D.R. (Monarch Plastics Inc. L.O.C.
   Bank One, Milwaukee) V.R.D.B. 4.300%                       2,260       2,260
* Oak Creek I.D.R. Series 1995 (McAdams Graphics
   L.O.C. Bank One, Milwaukee) V.R.D.B. 4.300%                1,800       1,800
  Slinger Wisconsin School District (FSA Insured)
   6.400% 4/01/97                                               560         563
  Wisconsin State Health Facility Authority Revenue
   (Franciscan Health Care) (L.O.C. Toronto
   Dominion Bank) V.R.D.B. 4.100%                               300         300
                                                                    -----------
                                                                         17,583
                                                                    -----------

  TOTAL MUNICIPAL SECURITIES (102.2%)
   (Amortized Cost $144,121)                                            144,121
                                                                    -----------

  OTHER ASSETS & LIABILITIES, NET- (-2.2%)                               (3,089)
  ------------------------------------------------------------------------------

  NET ASSETS (100.0%)                                                  $141,032
                                                                    -----------

  *   These securities are subject to Alternative Minimum Tax. At
      December 31, 1996, these securities represented 69.8 percent of net assets.

  See notes to financial statements.

                           SR&F MUNICIPAL MONEY MARKET
                                    PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1996 (UNAUDITED)

(in thousands)
ASSETS
Investments at value (cost $144,121)                                                $  144,121

Receivable for:
  Interest                                                $        997                     997
                                                        ---------------        ----------------
    Total Assets                                                                       145,118

LIABILITIES
Payable for Investments purchased                                4,051
Payable to Investment Adviser                                        2
Other liabilities                                                   33
                                                        ---------------
    Total Liabilities                                                                    4,086
                                                                               ----------------

NET ASSETS applicable to investors' beneficial interest                             $  141,032
                                                                               ----------------




                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1996
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest income                                                                   $      2,561

EXPENSES
Management fee                                      177
Custodian fees                                        7
Accounting fees                                      14
Audit & legal fees                                    5
Trustees fees                                         8
Other                                                 8                                    219
                            ----------------------------                       ----------------

       Net Investment Income                                                      $      2,342
                                                                               ----------------





See notes to financial statements.

                           SR&F MUNICIPAL MONEY MARKET
                                    PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                                          (Unaudited)
                                           Six months            Period
                                             ended                ended
(in thousands)                             December 31         June 30 (a)
                                           -----------         -----------
INCREASE (DECREASE) IN NET ASSETS             1996                1996
Operations:
Net investment income                    $     2,342            $      4,054
                                      ---------------        ----------------

Transactions in investors'
 beneficial interest Contributions            59,224                 241,616
Withdrawals                                  (63,462)               (102,742)
                                      ---------------        ----------------
    Net transactions in investors'
       beneficial interest                    (4,238)                138,874
                                      ---------------        ----------------
        Total Increase (Decrease)             (1,896)                142,928

NET ASSETS
Beginning of period                          142,928                -
                                      ---------------        ----------------
End of period                              $ 141,032              $  142,928
                                      ---------------        ----------------




                              FINANCIAL HIGHLIGHTS

                                          (Unaudited)
                                           Six months            Period
                                             ended                ended
                                           December 31         June 30 (a)
                                           -----------         -----------
RATIOS TO AVERAGE NET ASSETS                  1996                1996

   Expenses (b)                               0.31%               0.30%
   Net investment income(b)                   3.31%               3.50%

(a)  The Portfolio commenced operations September 28, 1995.
(b) Annualized.

See notes to financial statements.

                        SR&F MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1996 (UNAUDITED)

NOTE 1. ORGANIZATION OF THE SR&F MUNICIPAL MONEY MARKET PORTFOLIO
 ...............................................................................
The SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of the SR&F Base trust, a Massachusetts common trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non transferable interests in the portfolio.

The Portfolio allocates net asset value, income and expenses based on respective percentage ownership of each investor on a daily basis. At December 31, 1996, Stein Roe Municipal Money Market Fund and Colonial Municipal Money Market Fund owned 85 percent and 15 percent, respectively.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
 ...............................................................................
The following are the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATIONS:
All securities are valued as of December 31, 1996, the last business day of the period. Municipal securities of the portfolio are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses.

OTHER INFORMATION:
Realized gains or losses from sales of securities are determined on the specific identified cost basis. Securities purchased on a when-issued basis may be settled a month or more after the transaction date. These securities are subject to market fluctuation during this period. The

                 Notes to Financial Statements/December 31, 1996
-------------------------------------------------------------------------------

NOTE 2.  OTHER INFORMATION CONT.
 ...............................................................................
Portfolio did not have any when-issued or delayed delivery purchase commitments as of December 31, 1996. A maturity date is not shown for municipal securities bearing variable or floating interest rates that are adjusted periodically to minimize fluctuations in the value of such securities.

All amounts, except per share amounts, are shown in thousands.

NOTE 3.  PORTFOLIO COMPOSITION
 ...............................................................................
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments included certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.

The Portfolio's investments included certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At December 31, 1996,
51.0 percent of the Portfolio was backed by bank letters of credit. See Portfolio's schedule of investments for additional information on portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS WITH AFFILIATES
 ...............................................................................
The management fee for the Portfolio is computed at an annual rate of 0.25 of 1 percent of average daily net assets.

The transfer agent fees of the Portfolio are paid to SteinRoe Services, Inc. an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company.

The Adviser provides certain accounting services to the Portfolio. For the period ended December 31, 1996, the Portfolio incurred charges of $14 for these services.

Certain officers and trustees of the Trust are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for the Portfolio for the period ended December 31, 1996 was $8. No remuneration was paid to any other trustee or officer of the Trust.

NOTE 5.  SHORT-TERM DEBT
 ...............................................................................
To facilitate portfolio liquidity, the Portfolio maintains borrowing arrangements under which they can borrow against Portfolio securities. There were no borrowings for the Portfolio during the period ended December 31, 1996.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                        STATEMENT OF ASSETS & LIABILITIES
                         December 31, 1996 (Unaudited)


(in thousands except for per share amounts)
ASSETS
Investment in SR&F Municipal Money Market
  Portfolio                                                     $    20,461

Receivable for:
  Fund shares sold                              $      1,498
Expense reimbursement due
  from Adviser                                            10
Other                                                     10          1,518
                                                  -----------    -----------
    Total Assets                                                     21,979

LIABILITIES
Payable for:
  Fund shares repurchased                                 55
  Distributions                                           53
Accrued:
  Deferred Trustees fees                                   1
  Other                                                    1
                                                  -----------
    Total Liabilities                                                   110
                                                                 -----------

NET ASSETS                                                      $    21,869
                                                                 -----------

Net asset value:
Class A ($20,283/20,285)                                              $1.00
                                                                 -----------

Class B ($1,586/1,586)                                                $1.00(a)
                                                                 -----------


COMPOSITION OF NET ASSETS
Capital paid in                                                 $    21,870
Accumulated net realized loss                                            (1)
                                                                 -----------
                                                                $    21,869
                                                                 -----------




(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                       STATEMENT OF OPERATIONS (UNAUDITED)
                   For the Six Months Ended December 31, 1996


(in thousands)
INVESTMENT INCOME
Interest income from
    SR&F Municipal Money Market Portfolio                         $     369
Expenses allocated from
    SR&F Municipal Money Market Portfolio                               (32)
                                                                 -----------
                                                                        337


EXPENSES
Administration fee                                 $      24
Service fee - Class B                                      2
Distribution fee - Class B                                 4
Transfer agent                                            24
Bookkeeping fee                                            9
Trustees fee                                               6
Audit fee                                                 12
Legal fee                                                  6
Registration fee                                          15
Reports to shareholders                                    6
Other                                                      2
                                                  -----------
                                                         110
Fees and expenses waived or borne
  by the Adviser/Administrator                           (60)            50
                                                  -----------    -----------
       Net Investment Income                                      $     287
                                                                 -----------













See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                   (Unaudited)        Year
                                                Six months ended      ended
(in thousands)                                     December 31     June 30 (a)
                                                   -----------     -----------
INCREASE (DECREASE) IN                               1996             1996
  NET ASSETS
Operations:
Net investment income                              $     287        $     677
                                                  -----------      -----------
Distributions:
From net investment income - Class A                    (269)            (628)
From net investment income - Class B                     (18)             (49)
                                                  -----------      -----------
                                                          --               --
Fund Share Transactions:
Receipts for shares sold - Class A                    27,554           58,417
Value of distributions  reinvested - Class A             242              550
Cost of shares  repurchased - Class A                (27,189)         (63,966)
                                                  -----------      -----------
                                                         607           (4,999)
                                                  -----------      -----------
                                                       6,829            3,838
Receipts for shares sold - Class B
Value of distributions  reinvested - Class B              11               36
Cost of shares repurchased - Class B                  (6,489)          (5,750)
                                                  -----------      -----------
                                                         351           (1,876)
                                                  -----------      -----------

 Net Increase (Decrease) from Fund
   Share Transactions                                    958           (6,875)
                                                  -----------      -----------
        Total Increase (Decrease)                        958           (6,875)
NET ASSETS
Beginning of period                                   20,911           27,786
                                                  -----------      -----------
End of period (net of undistributed
  net investment income of none and
  none,  respectively)                             $  21,869        $  20,911
                                                  -----------      -----------
NUMBER OF FUND SHARES
Sold - Class A                                        27,554           58,417
Issued for distributions reinvested - Class A            242              550
Repurchased - Class A                                (27,189)         (63,966)
                                                  -----------      -----------
                                                         607           (4,999)
                                                  -----------      -----------
Sold - Class B                                         6,829            3,839
Issued for distributions reinvested - Class B             11               36
Repurchased - Class B                                 (6,489)          (5,750)
                                                  -----------      -----------
                                                         351           (1,875)
                                                  -----------      -----------

See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1996 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

In the opinion of the Administrator of Colonial Municipal Money Market Fund (the
Fund), a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Organization: The Fund is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a open-end, management investment company. The Fund invests all of its investable assets in interests in the Stein Roe & Farnham (SR&F) Municipal Money Market Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (15% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares and offers Class A and Class B shares. Class B shares are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
-----------------------------------------------------------
Determination of class net asset values and financial highlights: All income, expenses (other than the Class B service and distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B shares only.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders: The Fund declares and records distributions daily and pays monthly.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
Administrator: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

Transfer agent:  Colonial Investors Service Center, Inc. (the Transfer
Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Underwriting discounts, service and distribution fees: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. During the six months ended December 31, 1996, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $5,849 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------
Expense limits: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:

                                                         (Unaudited)
                                                       Six months ended                       Year ended
                                                          December 31                         June 30(b)
                                                  --------------------------           -------------------------
                                                             1996                                1996
                                                  Class A           Class B            Class A           Class B
                                                  --------          --------           -------           --------
Net asset value -
   Beginning of period                            $  1.000          $  1.000           $ 1.000           $  1.000
                                                  --------          --------           -------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                         0.015             0.011             0.030              0.020
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.015)           (0.011)           (0.030)            (0.020)
                                                  --------          --------           -------           --------
Net asset value -
   End of period                                  $  1.000          $  1.000           $ 1.000           $  1.000
                                                  --------          --------           -------           --------
Total return (d)(e)                                  1.46%(g)          1.12%(g)          3.04%              2.02%
                                                  --------          --------           -------           --------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                         0.75%(f)          1.75%(f)          0.75%              1.75%
Fees and expenses waived or
   borne by the Adviser/
   Administrator                                     0.60%(f)          0.60%(f)          0.84%              0.84%
Net investment income                                2.91%(f)          1.91%(f)          3.00%              2.00%
Net assets at end
of period (000)                                    $20,283          $  1,586           $19,676           $  1,235



(a) Net of fees and expenses waived or borne
    by the Adviser/Administrator which
    amounted to                                    $ 0.003          $  0.003           $ 0.008           $  0.008

(b) Effective September 28, 1995, SR&F became the investment Adviser of the portfolio.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Adviser/Administrator not waived or reimbursed a portion of expenses total return would have been reduced.
(f) Annualized.
(g) Not Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        FINANCIAL HIGHLIGHTS - continued


Selected data for a share of each class outstanding throughout each period are as follows:


                                                    Period ended                                Year ended
                                                      June 30(b)                                November 30
                                            -----------------------------            ------------------------------
                                                         1995                                      1994
                                            Class A              Class B             Class A               Class B
                                            --------             --------            --------              --------
Net asset value -
   Beginning of period                      $  1.000             $  1.000            $  1.000              $  1.000
                                            --------             --------            --------              --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                      0.018                0.011               0.020                 0.010
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                    (0.018)              (0.011)             (0.020)               (0.010)
                                            --------             --------            --------              --------
Net asset value -
   End of period                            $  1.000             $  1.000            $  1.000              $  1.000
                                            --------             --------            --------              --------
Total return (c)(d)                            1.80%(e)             1.20%(e)            2.00%                 1.01%
                                            --------             --------            --------              --------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                   0.75%(f)             1.75%(f)            0.60%                 1.60%
Fees and expenses waived or
   borne by the Adviser/
   Administrator                               0.36%(f)             0.36%(f)            0.59%                 0.59%
Net investment income                          3.05%(f)             2.05%(f)            2.05%                 1.05%
Net assets at end
of period (000)                              $24,675             $  3,111            $ 28,808              $  3,867


(a) Net of fees and expenses waived or
    borne by the Adviser which amounted to  $ 0.002              $  0.002            $  0.006              $  0.006

(b) The fund changed its fiscal year end from November 30 to June 30 in 1995. the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Adviser/Administrator not waived or reimbursed a portion of expenses total return would have been reduced.
(e) Not Annualized.
(f) Annualized.
(g) Class B shares were initially offered on May 5, 1992, Per share amounts reflect activity from that date.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        FINANCIAL HIGHLIGHTS - continued


                                                              Year ended November 30
                                            -----------------------------------------------------------
                                                   1993                    1992                 1991
                                            Class A    Class B     Class A    Class B  (g)     Class A
                                            --------   -------     --------   --------         --------
Net asset value -
   Beginning of period                      $  1.000   $ 1.000     $  1.000   $  1.000         $  1.000
                                            --------   -------     --------   --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                      0.017     0.009        0.024      0.007            0.042
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                    (0.017)   (0.009)      (0.024)    (0.007)          (0.042)
                                            --------   -------     --------   --------         --------
Net asset value -
   End of period                            $  1.000   $ 1.000     $  1.000   $  1.000         $  1.000
                                            --------   -------     --------   --------         --------
Total return (c)(d)                            1.73%     0.93%        2.44%      0.68%            4.26%
                                            --------   -------     --------   --------         --------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                   0.75%     1.75%        0.75%      1.75%            0.75%
Fees and expenses waived or
   borne by the Adviser/
   Administrator                               0.50%     0.50%        0.61%      0.79%            0.53%
Net investment income                          1.69%     0.69%        2.42%      1.42%            4.23%
Net assets at end
of period (000)                             $ 18,618   $   908     $ 34,956   $    135         $ 28,355


(a) Net of fees and expenses waived or
    borne by the Adviser which amounted to  $  0.005   $ 0.005     $  0.006   $  0.003         $  0.005

(b) The fund changed its fiscal year end from November 30 to June 30 in 1995. the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Adviser/Administrator not waived or reimbursed a portion of expenses total return would have been reduced.
(e) Not Annualized.
(f) Annualized.
(g) Class B shares were initially offered on May 5, 1992, Per share amounts reflect activity from that date.

                             HOW TO REACH COLONIAL
                              BY PHONE OR BY MAIL

By Telephone

Colonial Customer Connection - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information        press 1

For account information                                          press 2

To speak to a Colonial representative                            press 3

For yield and total return information                           press 4

For duplicate statements or new supply of checks                 press 5

To order duplicate tax forms and year-end statements             press 6
(February through May)

To review your options at any time during your call              press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

Colonial Telephone Transaction Department - 1-800-422-3737
To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 7:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

Literature - 1-800-426-3750
To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

By Mail

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

Transaction Confirmations: Each time you make a purchase, sale, or exchange, you receive a confirmation statement within just a few days.

Quarterly Statements: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

Colonial Shareholder News: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary, and shareholder service updates.

Tax Forms and Year-End Tax Guide: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

Average Cost Basis Statements: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

Affordable Additional Investments: Add to your account with as little as $50 on most funds; $25 for an IRA account.

Free Exchanges*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail.

Easy Access to Your Money*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

One-Year Reinstatement Privilege: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

Fundamatic: Make periodic investments as low as $50 from your checking account to your Colonial account.

Systematic Withdrawal Plan (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month. Dividends and capital must be reinvested.

Automated Dollar Cost Averaging: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

Low Cost IRAs: Choose from a broad range of retirement plans, including IRAs.

* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Money Market Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Municipal Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[COLONIAL LOGO]     COLONIAL
                    Mutual Funds
                    Mutual Funds for
                    Planned Portfolios


                                    TRUSTEES

Robert J. Birnbaum
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

William D. Ireland, Jr.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

William E. Mayer
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

John J. Neuhauser
Dean, Boston College School of Management

George L. Shinn
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

Robert L. Sullivan
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Sinclair Weeks, Jr.
Chairman of the Board, Reed & Barton Corporation

        Colonial Investment Services, Inc., Distributor Copy Rights 1997
                     A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            TM-03/224D-1296 M (2/97)


[Recycled logo] PRINTED ON RECYCLED PAPER